REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (Details) - Schedule of Share Capital - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023		May 30, 2023	Dec. 31, 2022		Jan. 14, 2022
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Authorized	22,222,222	22,222,222			22,222,222
Issued and paid	1,242,267	97,120			97,120
Carrying Value (in Dollars)	$ 1		[1]			[1]
Liquidation Preference (in Dollars)							$ 2,763
Series A-3 [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Liquidation Preference (in Dollars)		$ 3,204
Ordinary Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Authorized		22,222,222			22,222,222
Issued and paid		97,120			97,120
Carrying Value (in Dollars)		$ 4,685			$ 4,685
Redeemable Convertible Preferred Shares [Member] | Series A [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Authorized		56,667			56,667
Issued and paid		43,121			43,121
Carrying Value (in Dollars)		$ 7,307			$ 7,307
Liquidation Preference (in Dollars)		$ 8,162			$ 8,162
Redeemable Convertible Preferred Shares [Member] | Series A-1 [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Authorized		13,334			13,334
Issued and paid		10,136			10,136
Carrying Value (in Dollars)		$ 2,392			$ 2,392
Liquidation Preference (in Dollars)		$ 2,443			$ 2,443
Redeemable Convertible Preferred Shares [Member] | Series A-2 [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Authorized		22,223			22,223
Issued and paid		5,051			5,051		5,051
Carrying Value (in Dollars)		$ 2,264			$ 2,264
Liquidation Preference (in Dollars)		$ 2,763			$ 2,763
Redeemable Convertible Preferred Shares [Member] | Series A-3 [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Authorized		8,889			8,889
Issued and paid		7,037			7,037
Carrying Value (in Dollars)		$ 2,683			$ 2,683
Liquidation Preference (in Dollars)		$ 2,887			$ 2,887
Redeemable Convertible Preferred Shares [Member] | Series A-4 [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Authorized		90,556
Issued and paid		2,413		2,413
Carrying Value (in Dollars)		$ 411
Liquidation Preference (in Dollars)		$ 1,076

[1]	Represents an amount less than $1